CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2022.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2022.
Tax claims
Brazil
In the period from May to July 2015, ArcelorMittal Brasil received nine tax assessments from the state of Rio Grande do Sul alleging that the company, through its branches in that state, had not made advance payments of ICMS on sales in that state covering the period from May 2010 to April 2015. The amount claimed totals 86. The administrative tribunal of the first instance upheld the tax assessments in each of the nine cases, and ArcelorMittal Brasil appealed each of the administrative tribunal’s decisions. Each case was decided unfavorably to ArcelorMittal Brasil at the administrative tribunal of the second instance. In the period from February 2016 to February 2017, ArcelorMittal Brasil appealed to the judicial instance, where there are 5 cases pending. In June 2022, ArcelorMittal Brasil obtained, in the fifth case, a partially favorable decision and in September 2022, this decision was confirmed at second instance. In June 2023, ArcelorMittal Brasil received favorable first instance decisions in three of the outstanding four cases, with the last one still pending.
Mexico
In October 2018, the Mexican Tax Administration Service issued a tax assessment to ArcelorMittal Las Truchas, with respect to 2013 due to: (i) allegedly improper interest deductions relating to certain loans (ii) non-deduction of advanced rent payments and (iii) non-deduction of rolling roll expenses. In November 2018, ArcelorMittal Las Truchas filed an administrative appeal before the Administrative Authority on Federal Tax Matters, which was partially rejected in June 2019 and is being appealed. Therefore, in August 2019, ArcelorMittal Las Truchas filed an annulment complaint before a Federal Administrative and Tax Court. The Court ruled against the annulment complaint in June 2023. On July 12, 2023, ArcelorMittal Las Truchas filed an appeal to the Court of Appeal, which is pending. The amount of the tax assessment as of June 30, 2023 is 127.
In February 2023, the Mexican Tax Administration Service issued a tax assessment to ArcelorMittal Las Truchas, with respect to 2014 due to: (i) allegedly improper interest deductions relating to certain loans, (ii) foreign exchange losses derived from the allegedly improper interest deductions and (iii) operating and employee expenses. ArcelorMittal Las Truchas filed an administrative appeal in April 2023. The amount of the tax assessment as of June 30, 2023 is 122.
Ukraine
In October 2019, ArcelorMittal Kryvyi Rih received tax orders from Ukrainian tax authorities covering the findings of a tax audit for the period from 2015 through the first quarter of 2019 which claimed the company owes additional taxes of 278 for that period. ArcelorMittal Kryvyi Rih appealed these orders to the tax authorities resulting in a significant reduction of the amounts claimed. In January 2020, ArcelorMittal Kryvyi Rih filed three legal actions with the Kyiv District Administrative Court seeking to cancel the remaining additional charges amounting to 128. The three cases were later merged into one case and moved to the Dnipro District Administrative Court. In February 2023, the Court dismissed the entirety of the claim except for an amount of 0.05. The tax authorities appealed the decision in April 2023. In July 2023, the Court dismissed the tax authorities’ appeal and upheld the first instance decision. The tax authorities may appeal to the Supreme Court.
Other Legal claims
Italy
On May 22, 2023, the Mayor of Taranto, on the basis of alleged health criticalities linked to the rising trend of benzene levels in the air, issued an order, i.e. No. 9, prot. 0134048/2023 (the "Order") compelling Acciaierie d'Italia S.p.A. and Ilva, each within its respective sphere of competence, to (i) identify, within 30 days, the plants affected by the emission phenomena indicated in the Order, eliminating any critical elements and related anomalies within the same deadline; (ii) if the critical elements/anomalies have not been resolved within the above deadline, proceed, within the following 30 days, to suspend the plants concerned or, if they have not been identified, to shutdown the entire "hot area" (Blast furnaces, Coke ovens, Agglomeration, Steelworks) of the Works within 60 days.
Acciaierie d'Italia appealed against the Order before the Regional Administrative Court of Lecce, which, by a decision dated June 23, 2023, suspended the effectiveness of the Order on an interim basis, adjourning the hearing to the Chamber of Council of July 13, 2023. Subsequently, by collegiate decision dated July 14, 2023, the Regional Administrative Court of Lecce accepted the precautionary petition filed by Acciaierie d'Italia and, as a result, it confirmed the suspension of the effectiveness of the Order, postponing the discussion on the merits to the hearing to be held on October 26, 2023.
Minority Shareholder Claims Regarding the Exchange Ratio in the Second-Step Merger of ArcelorMittal into Arcelor
On May 15, 2012, ArcelorMittal received a writ of summons on behalf of Association des Actionnaires d'Arcelor (“AAA”), a French association of former minority shareholders of Arcelor, to appear before the civil court of Paris. In such writ of summons, AAA claimed inter alia damages in a nominal amount and reserved the right to seek additional remedies including the cancellation of the merger. The proceedings before the civil court of Paris were stayed, pursuant to a ruling of such court on July 4, 2013, pending a preparatory investigation (instruction préparatoire) by a criminal judge magistrate (juge d’instruction) triggered by the complaints (plainte avec constitution de partie civile) of AAA and several hedge funds (who quantified their total alleged damages at 282). The dismissal of charges (non-lieu) ending the preparatory investigation became final in March 2018. On March 6, 2020 AAA revived its claim before the civil court of Paris on its behalf and on behalf of the hedge funds who had also filed a criminal complaint, as well as two new plaintiffs. The complaint filed by AAA quantifies the total damages claimed at 416 (€390 million). In March 2022, following the end of the Luxembourg civil proceedings, the Paris civil court decided to address the remaining procedural objections (lack of standing and res judicata) together with the merits of the case. The parties exchanged several briefs on the merits. In June 2023, ArcelorMittal raised a new procedural argument, which is due to be heard in September 2023.